INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended October 31,
	2014	2013
Federal:
Current	$-	$-
Deferred	(1,606,000)	(2,489,000)
State:
Current	-	-
Deferred	(1,000)	3,000
Adjustment to valuation allowance related to net deferred tax assets	1,607,000	2,486,000
Income tax provision (benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$26,669,000	$25,689,000
Deferred Compensation	4,517,000	3,484,000
Deferred Revenue	-	404,000
Other	298,000	300,000
Subtotal	31,484,000	29,877,000

Less: valuation allowance	(31,484,000)	(29,877,000)
Deferred tax asset, net	$-	$-

Federal Income Tax Note [Table Text Block]
	Year Ended October 31,
	2014		2013
Income tax benefit at U.S.
Federal statutory income Tax rate	$(3,266,00)	(34.00%)	$(3,427,000)	(34.00%)
State income taxes	(6,000)	(.06%)	(6,000)	(.06%)
Permanent differences	1,529,000	15.92%	294,000	2.92%
Expiring net operating losses, credits and other	115,000	1.19%	250,000	2.48%
Foreign rate difference on impairment	21,000.22%		403,000	4.00%
Change in valuation allowance	1,607,000	16.73%	2,486,000	24.66%
Income tax provision	$-	0%	$-	0%